GOLDMAN SACHS TRUST

Goldman Sachs International Equity Funds Class A, Class B, Class C,
Institutional and Service Shares of

Goldman Sachs Concentrated International Equity Fund
Goldman Sachs International Small Cap Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Equity Fund
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs Concentrated Emerging Markets Equity Fund

Supplement dated February 5, 2009 to the
Prospectuses dated December 29, 2008

The following replaces the “Service Providers — Fund Managers” section of the Goldman Sachs International Equity Funds Prospectuses for the Class A, Class B, Class C and Institutional Shares in its entirety:

     FUND MANAGERS

Global Equity Portfolio Management Team

■	Investment research based in United Kingdom, Hong Kong, United States, Brazil, India, China, Korea and Japan. Local presence is a key to the Investment Adviser’s fundamental research capabilities
■	The Global Equity Portfolio Management Team managed over $12 billion in international equities for retail, institutional and high net worth clients as of September 30, 2008
■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the currency and risk management capabilities of GSAMI

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Eileen Rominger Managing Director, Chief Investment Officer, Global Equity, Co-Chief Investment Officer, Value Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in August 1999. Ms. Rominger became Chief Investment Officer of Global Equity in 2008. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Maria Gordon, CFA Managing Director, Head of Global Emerging Markets Equity	Portfolio Manager— Emerging Markets Equity BRIC Concentrated Emerging Markets Equity	Since 2001 2006 2007	Ms. Gordon joined the Investment Adviser as a research analyst for the emerging markets equities team in September 1998. She was named a portfolio manager in November 2001 and became the Co-Head of Global Emerging Markets Equity Strategy in March 2003.

Edward Perkin, CFA Managing Director, Head of European Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Mr. Perkin joined the Investment Adviser as a research analyst in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008. From August 2000 to May 2002, he gained investment research experience at Gabelli Investment Asset Management and Fidelity Advisors while attending business school. From August 1997 to May 2000, he was a senior research analyst at FiServe.

Richard Flax, CFA Executive Director	Portfolio Manager— BRIC Emerging Markets Equity Concentrated Emerging Markets Equity	Since 2006 2001 2007	Mr. Flax also covers Latin American and EMEA consumer stocks for the Global Emerging Markets Equity team. He joined the Investment Adviser’s Global Emerging Markets Equity team in 2001. Prior to that he worked at Fleming Investment Management as an emerging market debt analyst.

Aidan Farrell Executive Director Head of Small Cap Equity	Portfolio Manager— International Small Cap	Since 2008	Mr. Farrell joined the Investment Adviser as a portfolio manager in June 2008. He is primarily responsible for international small cap stocks. Prior to joining the Investment Adviser, Mr. Farrell was an analyst and portfolio manager at Insight Investment from 1997 to 2008.

Hiroyuki Ito Vice President, Japan Equity	Portfolio Manager— International Small Cap	Since 2008	Mr. Ito joined the Investment Adviser’s Japan Equity team in October 2005. Prior to joining the Investment Adviser, from 2000 to 2005, Mr. Ito worked as Chief Portfolio Manager managing Japanese large cap equity institutional separate accounts and mutual funds at DLIBJ Asset Management, a member of Mizuho Financial Group.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
David Townshend Managing Director, Head of Japan Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Mr. Townshend serves as Head of Japan Equity. In 2001, after spending nine years on Goldman, Sachs & Co.’s European Banks team, Mr. Townshend joined the Investment Adviser as co-head of UK/European Financials team. In 2005, Mr. Townshend was named Head of Japan Equity.

Patrick Shum Managing Director, Head of Greater China Equity	Portfolio Manager— Asia Equity Emerging Markets Equity Concentrated Emerging Markets Equity BRIC	Since 2008 2008 2008 2008	Mr. Shum serves as Head of Greater China Equity. Mr. Shum joined the Investment Adviser in July 2007 from INVESCO Hong Kong where he was Chief Investment Officer of Asia ex Japan portfolios. Also in 2007, Mr. Shum served in the Central Policy Unit of the Hong Kong Government. Prior to that, Mr. Shum served as the Deputy General Manager and Chief Investment Officer of INVESCO Great Wall Fund Management Limited. Before joining INVESCO, Mr. Shum was the Co-founder and Chief Investment Officer of Asia Strategic Investment Management.

Eileen Rominger serves as Chief Investment Officer (“CIO”) of GSAM’s Global Equity team. As CIO, Ms. Rominger is ultimately responsible for the composition of a Fund’s structure at both the stock and industry level. Each portfolio manager is responsible for liaising with research analysts around the world, promoting his or her stock selection ideas to the other members of the team and debating their inclusion in the portfolio.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Service Providers — Fund Managers” section of the Goldman Sachs International Equity Funds Prospectus for the Service Shares in its entirety:

     FUND MANAGERS

Global Equity Portfolio Management Team

■	Investment research based in United Kingdom, Hong Kong, United States, Brazil, India, China, Korea and Japan. Local presence is a key to the Investment Adviser’s fundamental research capabilities

■	The Global Equity Portfolio Management Team managed over $12 billion in international equities for retail, institutional and high net worth clients as of September 30, 2008
■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the currency and risk management capabilities of GSAMI

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Eileen Rominger Managing Director, Chief Investment Officer, Global Equity Co-Chief Investment Officer, Value Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in August 1999. Ms. Rominger became Chief Investment Officer of Global Equity in 2008. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Maria Gordon, CFA Managing Director, Head of Global Emerging Markets Equity	Portfolio Manager— Emerging Markets Equity	Since 2001	Ms. Gordon joined the Investment Adviser as a research analyst for the emerging markets equities team in September 1998. She was named a portfolio manager in November 2001 and became the Co-Head of Global Emerging Markets Equity Strategy in March 2003.

Edward Perkin, CFA Managing Director, Head of European Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Mr. Perkin joined the Investment Adviser as a research analyst in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008. From August 2000 to May 2002, he gained investment research experience at Gabelli Investment Asset Management and Fidelity Advisors while attending business school. From August 1997 to May 2000, he was a senior research analyst at FiServe.

Richard Flax, CFA Executive Director	Portfolio Manager— Emerging Markets Equity	Since 2001	Mr. Flax also covers Latin American and EMEA consumer stocks for the Global Emerging Markets Equity team. He joined the Investment Adviser’s Global Emerging Markets Equity team in 2001. Prior to that he worked at Fleming Investment Management as an emerging market debt analyst.

Aidan Farrell Executive Director, Head of Small Cap Equity	Portfolio Manager— International Small Cap	Since 2008	Mr. Farrell joined the Investment Adviser as a portfolio manager in June 2008. He is primarily responsible for international small cap stocks. Prior to joining the Investment Adviser, Mr. Farrell was an analyst and portfolio manager at Insight Investment from 1997 to 2008.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Hiroyuki Ito Vice President, Japan Equity	Portfolio Manager— International Small Cap	Since 2008	Mr. Ito joined the Investment Adviser’s Japan Equity team in October 2005. Prior to joining the Investment Adviser, from 2000 to 2005, Mr. Ito worked as Chief Portfolio Manager in managing Japanese large cap equity institutional separate accounts and mutual funds at DLIBJ Asset Management, a member of Mizuho Financial Group.

David Townshend Managing Director, Head of Japan Equity	Portfolio Manager— Concentrated International Equity	Since 2008	Mr. Townshend serves as Head of Japan Equity. In 2001, after spending nine years on Goldman, Sachs & Co.’s European Banks team, Mr. Townshend joined the Investment Adviser as co-head of UK/European Financials team. In 2005, Mr. Townshend was named Head of Japan Equity.

Patrick Shum Managing Director, Head of Greater China Equity	Portfolio Manager— Emerging Markets Equity	Since 2008	Mr. Shum serves as Head of Greater China Equity. Mr. Shum joined the Investment Adviser in July 2007 from INVESCO Hong Kong where he was Chief Investment Officer of Asia ex Japan portfolios. Also in 2007, Mr. Shum served in the Central Policy Unit of the Hong Kong Government. Prior to that, Mr. Shum served as the Deputy General Manager and Chief Investment Officer of INVESCO Great Wall Fund Management Limited. Before joining INVESCO, Mr. Shum was the Co-founder and Chief Investment Officer of Asia Strategic Investment Management.

Eileen Rominger serves as Chief Investment Officer (“CIO”) of GSAM’s Global Equity team. As CIO, Ms. Rominger is ultimately responsible for the composition of a Fund’s structure at both the stock and industry level. Each portfolio manager is responsible for liaising with research analysts around the world, promoting his or her stock selection ideas to the other members of the team and debating their inclusion in the portfolio.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectuses for future reference.

EQINTLPMSTK 02-09
00065755